CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 29,050	$ 21,460
Restricted cash	536	456
Trade receivables (net of allowance for doubtful accounts of $ 226 and $ 165 at December 31, 2011 and 2012, respectively)	16,299	14,484
Other receivables and prepaid expenses	1,785	1,823
Deferred tax assets	2,750	1,406
Total current assets	50,420	39,629
LONG-TERM ASSETS:
Other long-term assets	2,316	3,546
Severance pay fund	10,306	10,172
Capitalized software development costs, net	17,494	17,399
Other intangible assets, net	11,718	14,193
Goodwill	68,087	66,715
Property and equipment, net	2,243	1,814
Total long-term assets	112,164	113,839
Total assets	162,584	153,468
CURRENT LIABILITIES:
Trade payables	4,382	2,559
Employees and payroll accruals	12,496	8,957
Accrued expenses and other liabilities	7,518	10,774
Deferred revenues and customer advances	7,301	9,603
Total current liabilities	31,697	31,893
LONG-TERM LIABILITIES:
Other long-term liabilities	803	617
Accrued severance pay	11,645	10,711
Total long-term liabilities	12,448	11,328
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Preferred shares of 0.01 par value: Authorized - 1,000,000 shares at December 31, 2011 and 2012; Issued and outstanding: None at December 31, 2011 and 2012	0	0
Common shares of 0.01 par value: Authorized: 54,000,000 shares at December 31, 2011 and 2012; Issued: 40,008,926 and 41,007,801 shares at December 31, 2011 and 2012, respectively; Outstanding: 39,680,630 and 38,679,505 shares at December 31, 2011 and 2012, respectively	547	534
Additional paid-in capital	210,047	207,930
Treasury shares, at cost - 328,296 and 2,328,296 common shares at December 31, 2011 and 2012, respectively	(9,423)	(2,423)
Foreign currency translation adjustments	(4,870)	(6,277)
Accumulated deficit	(78,697)	(90,477)
Total Sapiens International Corporation N.V. shareholders' equity	117,604	109,287
Non-controlling interests	835	960
Total equity	118,439	110,247
Total liabilities and equity	$ 162,584	$ 153,468